Share-based payments	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Share-based payments	33 Share-based payments
The Group operates a Global Omnibus Plan, which provides for the grant of share options, including incentive share options, conditional awards, restricted shares, share appreciation rights or any other share- or cash-based awards to eligible employees and non-employees. New awards are all granted within the terms of this plan.
The Group operated six equity-settled share-based remuneration schemes for Executive and Non-
Executive Directors and senior management as listed and described below. All are United Kingdom tax authority unapproved schemes. The cost of the service is calculated by reference to the fair value of shares at the grant date, the number of shares expected to vest under the schemes and the probability that the performance and the service conditions will be met. The cost of the service is recognized in the income statement over the period that the recipient provides service and there is a shared understanding of the terms and conditions of the arrangement. The recipient to whom these awards were granted must not depart from the Group, and such an action would require a forfeiture of some or all of the award depending on the conditions under which the employee were to leave.
Deferred Bonus Plan
Members of the scheme are awarded a fixed number of ordinary shares vesting in three equal tranches over the three years following the date of grant. As the awards are based on the employees’
annual performance, the fair value has been expensed from the beginning of the year for which the bonus had been awarded. Prior to the IPO, the fair value of a share award at grant date was the final price approved by the Remuneration Committee and determined based on a multiple of earnings as at grant date with reference to comparable peer companies. Post IPO, the fair value of a share award is based on the Group's quoted share price at the date of the grant.
Retention Long Term Incentive Plan
Members of the scheme are awarded a variable number of ordinary shares three years after the grant date. The number of shares awarded is determined by reference to a hurdle return on equity of the
Group and to growth targets for the profit after tax of the Group over the three-year period. Prior to the
IPO, the fair value of a share award at grant date was the final price approved by the Remuneration
Committee and determined based on a multiple of earnings as at grant date with reference to comparable peer companies. Post IPO, the fair value of a share award is based on the Group's quoted share price at the date of the grant.
Annual Long Term Incentive Plan
Members of the scheme are awarded a variable number of ordinary shares three years after the grant date.  As the awards are based on the employees’ annual performance, the fair value has been expensed from the beginning of the year for which the bonus had been awarded. The number of shares awarded is determined by reference to financial underpins; the first is a hurdle return on equity of the
Group and the second underpin is growth targets for the adjusted profit before tax over the 3-year period.
Prior to the IPO, the fair value of a share award at grant date was the final price approved by the
Remuneration Committee and determined based on a multiple of earnings as at grant date with reference to comparable peer companies. Post IPO, the fair value of a share award is based on the Group's quoted share price at the date of the grant.
All Employee Award
As part of the IPO, members of the scheme have been awarded a fixed number of ordinary shares which vest three years after the grant date. The fair value of a share award is based on the Group's quoted share price at grant date.
33      Share-based payments
Non-Executive Directors' Award
Members of the scheme are awarded a fixed number of ordinary shares which vest one year after the grant date. The fair value of a share award is based on the Group's quoted share price at grant date.
Warrant Award
A warrant granted at the Group’s initial public offering, vested and settled following the twelve-
month anniversary resulting in the settlement of 142,709 ordinary shares.
Previous share-based payment schemes
In addition to the equity-settled share-based remuneration schemes currently active and outlined above, there were a number of share based remuneration schemes which had been granted historically.
The instruments issued under those plans included growth shares, nil cost options, growth share options and warrants. The settlement event for these instruments was the liquidity event which occurred on 25
April 2024. All of those outstanding instruments were settled in exchange for a number of the Group’s ordinary shares. Please refer to the 2024 Group Annual Report for further detail on the settlement process and mechanism.
The charge for the year arising from share-based payment schemes was as follows:

	2025	2024
	$m	$m
Deferred Bonus Plan	30.3	20.0
Retention Long Term Incentive Plan	5.0	4.0
Annual Long Term Incentive Plan	3.8	4.6
All Employee Plan	1.0	0.6
Non-Executive Directors' Plan	0.7	0.4
Warrants	2.7	—
Total equity-settled share-based payments	43.5	29.6
Movement on share awards

	2025	2024
	Number	Number
Outstanding at the beginning of the year	6,047,829	8,621,240
Reverse Share Split	—	(4,316,287)
Granted during the year	1,428,279	2,256,357
Vested during the year	(2,659,294)	(496,240)
Forfeited during the year	(42,797)	(17,241)
Outstanding at the end of the year	4,774,017	6,047,829
Weighted average fair value of awards granted ($)	26.5	18.5